SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

5.     SHAREHOLDERS' EQUITY

  During the first quarter of 2009, the Company implemented a restricted share unit ("RSU") plan for certain employees. Effective January 1, 2012 the Plan was amended to include Directors and Senior Executives of Agnico-Eagle. A deferred compensation balance was recorded for the total grant-date value on the date of the grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two to three years.

  During the first quarter of 2012, the Company funded the RSU plan by transferring $12.0 million (2011 — $3.7 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. Compensation cost for the RSU plan incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical employee stock option plan forfeiture rates. For the years 2009 through 2012, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust were eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are included in basic EPS once they have vested. All of the unvested shares held by the Trust were included in the diluted EPS calculations.

  The following table presents the maximum number of common shares that would be outstanding if all instruments outstanding at March 31, 2012 were exercised:

Common shares outstanding at March 31, 2012	171,194,430
Employees' stock options	11,647,901
Warrants	8,600,000
Restricted share unit plan	314,100

191,756,431

  During the three months ended March 31, 2012, 3,228,000 (2011 — 2,574,785) options were granted with a weighted average exercise price of C$36.96 (2011 — C$76.56), nil (2011 — 164,219) employee stock options were exercised for cash of $nil (2011 — $6.9 million), 90,000 (2011 — 91,750) options were cancelled with a weighted average exercise price of $60.30 (2011 — C$66.87) and 449,150 (2011 — nil) options expired with a weighted average exercise price of $48.09 (2011 — nil).

  The following table illustrates the changes in common shares outstanding for the three months ended March 31, 2012:

	Number of Shares	$ Amount
Common shares outstanding, beginning of period	170,813,736	$3,181,381
Shares issued under incentive share purchase plan	160,207	5,346
Shares issued under dividend reinvestment plan	105,678	3,607
Shares issued on acquisition of Grayd Resource Corporation	68,941	2,447
RSU plan	(268,232)	(9,858)

Common shares outstanding, end of period	170,880,330	$3,182,923

  The following table provides the reconciliation for the weighted average number of common shares in the calculation of basic and diluted income per share:

	Three Months Ended March 31,
	2012	2011
Net income for the period	$78,548	$45,264

Weighted average number of common shares outstanding — basic (in thousands)	170,837	168,853
Add: Dilutive impact of employee stock options	—	1,155
Dilutive impact of warrants	—	2,773
Dilutive impact of shares related to RSU plan	180	82

Weighted average number of common shares outstanding — diluted (in thousands)	171,017	172,863

Net income per share — basic	$0.46	$0.27

Net income per share — diluted	$0.46	$0.26

  The calculation of diluted net income per share has been computed using the treasury stock method.

  For the three months ended March 31, 2012, all employee stock options and warrants were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive. For the three months ended March 31, 2011, 653,696 employee stock options were excluded from the computation of diluted weighted average common shares because their effect would have been anti-dilutive.